INVESTMENT SECURITIES - Schedule of Carrying Value of Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total collateral pledged	$ 11,301,420	$ 11,454,709
Pledged against public fund deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total collateral pledged	2,266,746	2,506,235
Pledged against borrowing capacity with the FRB
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total collateral pledged	4,270,467	3,876,607
Pledged against repurchase agreements and supported hedging relationships, recourse on loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total collateral pledged	21,966	20,420
Pledged against customer overnight sweeps
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total collateral pledged	313,752	372,753
Pledged against borrowing capacity with the FHLB
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total collateral pledged	$ 4,428,489	$ 4,678,694